Other income (Tables)	12 Months Ended
Dec. 31, 2015
Other income
Other income
In millions	Year ended December 31,	2015	2014	2013
Gain on disposal of property (1)		$-	$99	$64
Gain on disposal of land		52	21	19
Other (2)		(5)	(13)	(10)
Total other income		$47	$107	$73

(1)	In addition to the disposals of property described herein, 2014 includes other gains of $19 million and 2013 includes other losses of $5 million.
(2)	Includes foreign exchange gains and losses related to foreign exchange forward contracts and the re-measurement of other US dollar-denominated monetary assets and liabilities. See Note 17 – Financial instruments.